Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures	Assets under
	property	machinery	and fittings	construction	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2025
Cost	289,943	43,560	84,079	42,007	459,589
Accumulated depreciation	(73,389)	(34,924)	(58,942)	—	(167,255)
Net book amount	216,554	8,636	25,137	42,007	292,334
Six months ended 31 December 2025
Opening net book amount	216,554	8,636	25,137	42,007	292,334
Additions	—	3,878	502	10,303	14,683
Transfers	36,168	4,931	11,211	(52,310)	—
Depreciation charge	(2,337)	(3,129)	(3,727)	—	(9,193)
Closing net book amount	250,385	14,316	33,123	—	297,824
At 31 December 2025
Cost	326,111	52,369	95,792	—	474,272
Accumulated depreciation	(75,726)	(38,053)	(62,669)	—	(176,448)
Net book amount	250,385	14,316	33,123	—	297,824

At 1 July 2024
Cost	289,943	45,809	78,889	—	414,641
Accumulated depreciation	(69,910)	(34,395)	(54,218)	—	(158,523)
Net book amount	220,033	11,414	24,671	—	256,118
Six months ended 31 December 2024
Opening net book amount	220,033	11,414	24,671	—	256,118
Additions	3	2,397	6,350	10,060	18,810
Depreciation charge	(1,740)	(2,688)	(3,440)	—	(7,868)
Closing net book amount	218,296	11,123	27,581	10,060	267,060
At 31 December 2024
Cost	289,946	48,206	85,239	10,060	433,451
Accumulated depreciation	(71,650)	(37,083)	(57,658)	—	(166,391)
Net book amount	218,296	11,123	27,581	10,060	267,060